NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Prospectus Dated May 1, 2007

Fasciano Portfolio (S Class)

Effective immediately, the name of the Fasciano Portfolio is changed to "Small-Cap Growth Portfolio." There are no changes to the investment policies or strategies of the Portfolio.

            ADDITIONALLY, ALL REFERENCES TO MICHAEL FASCIANO IN THE PROSPECTUS ARE HEREBY DELETED. SPECIFICALLY, ON PAGE 7 OF THE PROSPECTUS, THE FIRST PARAGRAPH OF THE SECTION ENTITLED "PORTFOLIO MANAGER" IS HEREBY DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

David H. Burshtan, a Vice President with Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Burshtan joined the firms in 2002 and had managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Portfolio since March 2008.

THE DATE OF THIS SUPPLEMENT IS MARCH 26, 2008.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement dated March 26, 2008 to the Statement of Additional Information ("SAI") dated May 1, 2007, as revised on July 2, 2007.

Fasciano Portfolio (S Class)

            Effective immediately, the name of the Fasciano Portfolio is changed to "Small-Cap Growth Portfolio." There are no changes to the investment policies or strategies of the Portfolio. Additionally, all references to Michael Fasciano in the SAI are hereby deleted. On page 90, under the heading "Other Accounts Managed," the information pertaining to Mr. Fasciano is hereby deleted and replaced with the following:

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicle Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
		Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
David Burshtan*	Small-Cap Growth Portfolio	1	$148	-	-	4	$442

* As of December 31, 2007.

Additionally, on page 93 of the SAI, under the heading "Securities Ownership," the information pertaining to Mr. Fasciano is hereby deleted and replaced with the following:

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Dollar Range of Securities Owned
David Burshtan	Small-Cap Growth Portfolio	None